Statement of Cash Flows - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020
Cash Flows from Operating Activities:
Net loss	$ (534,344)	$ (109,449)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account	(49,785)	(519,105)
Unrealized loss on marketable securities held in Trust Account	13,602
Transaction costs allocable to warrant liabilities	187,916
Change in fair value of warrant liabilities	279,026	(45,071)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(23,017)	(35,983)
Accounts payable and accrued expenses	42,281	356,467
Net cash used in operating activities	(84,321)	(353,141)
Cash Flows from Investing Activities:
Investment of cash in Trust Account	(80,500,000)
Net cash used in investing activities	(80,500,000)
Cash Flows from Financing Activities:
Proceeds from issuance of Class B ordinary shares to Sponsor	25,000
Proceeds from issuance of Representative Shares	6
Proceeds from sale of Units, net of underwriting discounts paid	78,688,750
Proceeds from sale of Private Warrants	2,811,250
Proceeds from promissory note - related party	60,000
Repayment of promissory note – related party	(27,709)	(32,291)
Payments of related party expenses		(7,335)
Payment of offering costs	(444,234)
Net cash (used in) provided by financing activities	81,113,063	(39,626)
Net Change in Cash	528,742	(392,767)
Cash - Beginning		528,742
Cash - Ending	528,742	135,975
Non-Cash Investing and Financing Activities:
Initial classification of Class A ordinary shares subject to redemption	67,235,420
Change in value of Class A ordinary shares subject to possible redemption	(300,217)	(109,449)
Issuance of Representative Shares	$ 863